Inventories (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories
Total inventories	kr 62	kr 57
Gross
Inventories
Raw materials	4	14
Finished goods	79	59
Total inventories	83	73
Accumulated impairment
Inventories
Total inventories	(21)	(16)
Reportable Legal Entities | Parent Company
Inventories
Total inventories	10	31
Reportable Legal Entities | Parent Company | Gross
Inventories
Raw materials	4	14
Finished goods	6	19
Total inventories	kr 10	33
Reportable Legal Entities | Parent Company | Accumulated impairment
Inventories
Total inventories		kr (2)